Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB

Cost:
Warehouse equipment	1,894	603
Furniture, computer and office equipment	5,060	3,197
Vehicles	3,579	2,556
Leasehold improvement	12,463	905
Software	3,012	2,938
Machinery and equipment	1,487	-
Total cost	27,495	10,199
Less: Accumulated depreciation	(23,246)	(8,860)
Property and equipment, net	4,249	1,339